Business combinations	6 Months Ended
Dec. 31, 2024
Business combinations
Business combinations

16.Business combinations

Pending acquisition of YNAP

On October 7, 2024, the Company (Mytheresa) and Richemont Italia Holding S.P.A signed an agreement for Mytheresa to acquire 100% of YOOX Net-a-Porter Group S.p.A (“YNAP”). Under the terms of the agreement:

●	Richemont Italia Holding S.P.A will sell YNAP to Mytheresa with a cash position of €555 million and no financial debt, subject to customary closing adjustments.
●	Mytheresa will issue shares to Richemont Italia Holding S.P.A representing 33% of Mytheresa’s fully diluted share capital as consideration for the transaction.
●	Richemont International Holding S.A. will provide YNAP with a 6-year €100 million revolving credit facility (RCF) to support its operations.
●	The transaction remains subject to regulatory approvals and other customary closing conditions, and the parties expect to complete the acquisition in the 1st half of calendar year 2025.